UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06379

        Nuveen Insured Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 13.7% (9.0% of Total Investments)

$3,815	Alabama Housing Finance Authority, GNMA Collateralized Multifamily Housing Revenue Refunding Bonds,	7/06 at 102.00	Aaa	$3,894,352
	Royal Hills Apartments, Series 1995F, 6.500%, 7/20/30

11,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/05 at 102.00	AAA	11,244,860
	System Inc., Series 1995B, 5.875%, 11/15/20 - MBIA Insured

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 1996A:
7,465	5.875%, 11/15/19 - MBIA Insured	11/06 at 102.00	AAA	7,855,793
1,750	5.875%, 11/15/26 - MBIA Insured	11/06 at 102.00	AAA	1,845,113

11,175	Hoover Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 2001, 5.250%,	2/11 at 100.00	AAA	11,983,847
	2/15/22 - MBIA Insured

3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 - MBIA	6/15 at 100.00	AAA	3,961,650
	Insured

	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
15,825	5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 100.00	AAA	16,396,757
10,195	5.375%, 2/01/27 - FGIC Insured	2/07 at 100.00	AAA	10,505,234

	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A:
10,815	5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	11,536,901
9,790	5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	10,477,062
29,860	5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	32,693,714

18,760	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A, 5.000%,	2/11 at 101.00	AAA	20,252,358
	2/01/41 (Pre-refunded to 2/01/11) - FGIC Insured

	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B:
2,500	5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	2,721,625
2,500	5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	2,739,400

	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	459,421
14,800	5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	16,103,436

5,240	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.000%, 2/01/41	2/11 at 101.00	AAA	5,697,924
	(Pre-refunded to 2/01/11) - FGIC Insured

6,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 - MBIA	7/14 at 100.00	AAA	6,342,480
	Insured

	Alaska - 2.3% (1.5% of Total Investments)

11,245	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.050%, 6/01/39 -	6/09 at 100.00	AAA	11,689,740
	MBIA Insured

11,460	Alaska Housing Finance Corporation, Governmental Purpose Bonds, Series 1995A, 5.875%, 12/01/30 -	12/05 at 102.00	AAA	11,783,401
	MBIA Insured

3,190	Alaska Housing Finance Corporation, Collateralized Veterans Mortgage Program Bonds, First Series	12/09 at 100.00	AAA	3,353,966
	1999A-1, 6.150%, 6/01/39

3,000	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1998A, 5.250%, 7/01/14	7/08 at 100.00	AAA	3,107,370
	(Alternative Minimum Tax) - AMBAC Insured

	Arizona - 2.4% (1.5% of Total Investments)
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects, Series
	2005A:
2,000	5.000%, 9/01/25 - AMBAC Insured	3/15 at 100.00	AAA	2,125,960
2,000	5.000%, 9/01/27 - AMBAC Insured	3/15 at 100.00	AAA	2,122,720

1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 - AMBAC Insured	7/15 at 100.00	AAA	1,064,760

1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	1,068,580
	2004A, 5.000%, 7/01/22 - FSA Insured

1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series	7/14 at 100.00	AAA	1,219,150
	2004, 5.000%, 7/01/27 - MBIA Insured

16,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	16,996,243
	2005, 4.750%, 7/01/27 - MBIA Insured

5,695	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds,	1/06 at 101.00	AAA	5,885,782
	Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

	California - 28.4% (18.6% of Total Investments)

	California Rural Home Mortgage Finance Authority, GNMA Mortgage-Backed Securities Program Single
	Family Mortgage Revenue Bonds, Series 1996A:
70	7.550%, 11/01/26 (Alternative Minimum Tax)	No Opt. Call	AAA	70,841
60	7.750%, 5/01/27 (Alternative Minimum Tax)	No Opt. Call	AAA	60,748

4,500	California, General Obligation Bonds, Series 1998, 5.000%, 10/01/19 - FGIC Insured	10/08 at 101.00	AAA	4,761,270

10,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	10,622,700
	12/01/21 - AMBAC Insured

	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,700	5.000%, 12/01/24 - MBIA Insured	12/14 at 100.00	AAA	3,936,800
2,820	5.000%, 12/01/27 - MBIA Insured	12/14 at 100.00	AAA	2,991,512

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 - XLCA Insured	5/12 at 101.00	AAA	32,910,000
35,000	5.375%, 5/01/18 - AMBAC Insured	5/12 at 101.00	AAA	38,535,350

20,000	Cucamonga County Water District, San Bernardino County, California, Certificates of Participation,	9/11 at 101.00	AAA	20,946,000
	Water Shares Purchase, Series 2000, 5.125%, 9/01/35 - FGIC Insured

15,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	15,754,350
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 (WI, settling 8/04/05) - FGIC Insured

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 101.00	AAA	5,323,000
	of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

7,670	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	8,176,757
	Series 2005A, 5.000%, 8/01/24 - FSA Insured

20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	21,366,800
	7/01/21 - FSA Insured

12,500	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -	7/06 at 102.00	AAA	13,075,625
	MBIA Insured

6,205	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 (Alternative Minimum	11/12 at 100.00	AAA	6,447,367
	Tax) - FGIC Insured

	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project, Series
	2001:
15,000	5.200%, 6/15/30 - AMBAC Insured	12/11 at 101.00	AAA	15,890,700
5,000	5.125%, 6/15/33 - AMBAC Insured	12/11 at 101.00	AAA	5,246,900

6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AAA	6,322,500
	Series 2003, 5.000%, 7/01/26 - FSA Insured

10,000	Sacramento Power Authority, California, Revenue Bonds, Power Authority Cogeneration Project, Series	7/06 at 102.00	AAA	10,490,200
	1995, 5.875%, 7/01/15 (Pre-refunded to 7/01/06) - MBIA Insured

6,500	Salinas, California, GNMA Collateralized Housing Facility Revenue Refunding Bonds, Villa Serra	1/06 at 101.00	AAA	6,573,970
	Project, Series 1994A, 6.600%, 7/20/30
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/06 at 101.00	AAA	10,249,100
	Second Series Issue 13B, 5.500%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured
13,710	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	14,299,393
	Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured
11,500	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2001,	7/11 at 100.00	AAA	12,036,935
	5.125%, 7/01/36 - AMBAC Insured
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road	No Opt. Call	AAA	34,600,179
	Revenue Bonds, Series 1993, 0.000%, 1/01/21
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 - MBIA Insured	1/07 at 102.00	AAA	33,088,259
21,500	0.000%, 1/15/32 - MBIA Insured	No Opt. Call	AAA	5,962,810
12,525	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/10 at 101.00	AAA	13,256,836
	Series 2002, 5.000%, 8/01/20 - MBIA Insured
11,000	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing	No Opt. Call	AAA	13,643,410
	Facility, Series 1994A, 6.250%, 7/01/24 - MBIA Insured

	Colorado - 7.9% (5.1% of Total Investments)
5,070	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%,	12/15 at 100.00	AAA	5,427,942
	12/15/24 - FSA Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%, 6/15/25 -	6/14 at 100.00	AAA	1,058,350
	MBIA Insured
10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%,	11/11 at 100.00	AAA	10,870,200
	11/15/15 (Alternative Minimum Tax) - FGIC Insured
10,545	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	10,940,965
	MBIA Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	AAA	5,163,939
	Series 2003A, 5.000%, 12/01/33 - XLCA Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aaa	1,842,051
	Bonds, Series 2005B, 5.000%, 12/15/28 - FSA Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/23 -	No Opt. Call	AAA	15,479,290
	MBIA Insured
30,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35 -	9/10 at 102.00	AAA	34,520,024
	MBIA Insured
11,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/15	9/10 at 74.80	AAA	7,359,896
	(Pre-refunded to 9/01/10) - MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 - MBIA	No Opt. Call	AAA	3,477,200
	Insured
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,334,287
	12/15/24 - FSA Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aaa	2,667,975
	5.000%, 12/01/24 - FGIC Insured
1,250	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 - FGIC	6/15 at 100.00	AAA	1,325,188
	Insured

	Connecticut - 0.3% (0.2% of Total Investments)
4,000	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/24 - MBIA Insured	12/14 at 100.00	AAA	4,284,800

	District of Columbia - 1.0% (0.6% of Total Investments)
1,915	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue	12/05 at 100.00	AAA	1,921,664
	Bonds, Series 1990B, 7.100%, 12/01/24 (Alternative Minimum Tax)

	District of Columbia Water and Sewerage Authority, Subordinate Lien Public Utility Revenue Bonds,
	Series 2003:
5,000	5.125%, 10/01/24 - FGIC Insured	10/13 at 100.00	AAA	5,338,950
5,000	5.125%, 10/01/25 - FGIC Insured	10/13 at 100.00	AAA	5,328,950

	Florida - 7.5% (4.9% of Total Investments)

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2005A, 5.000%, 7/01/28 -	7/15 at 100.00	AAA	5,282,200
	FSA Insured

3,445	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 - MBIA	10/14 at 100.00	AAA	3,670,372
	Insured

10,355	Florida Board of Education, Lottery Revenue Bonds, Series 2005A, 5.000%, 7/01/22 - AMBAC Insured	7/15 at 101.00	AAA	11,182,779

2,285	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23 - MBIA Insured	2/15 at 100.00	AAA	2,427,972

1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease Program,	7/15 at 100.00	AAA	1,059,750
	Series 2005A, 5.000%, 7/01/26 - MBIA Insured

	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
645	5.000%, 5/01/25 - MBIA Insured	5/15 at 102.00	Aaa	693,375
1,830	5.000%, 5/01/27 - MBIA Insured	5/15 at 102.00	Aaa	1,958,466

4,425	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo	11/12 at 100.00	AAA	4,891,395
	Clinic, Series 2001C, 5.500%, 11/15/36 - MBIA Insured

1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 -	10/14 at 100.00	AAA	1,614,143
	AMBAC Insured

2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 - MBIA	10/13 at 100.00	AAA	2,110,300
	Insured

35,920	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	38,004,438
	5.375%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

2,150	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AAA	2,233,592
	5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured

	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 - MBIA Insured	8/15 at 102.00	AAA	1,392,220
2,145	5.000%, 8/01/29 - MBIA Insured	8/15 at 102.00	AAA	2,291,932

	Ocala, Florida, Utility System Revenue Bonds, Series 2005B:
1,025	5.250%, 10/01/24 - FGIC Insured	10/15 at 100.00	Aaa	1,124,415
2,590	5.000%, 10/01/27 - FGIC Insured	10/15 at 100.00	Aaa	2,750,036

4,000	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/29 -	8/14 at 100.00	Aaa	4,214,880
	AMBAC Insured

	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,010	5.000%, 8/15/16 - FSA Insured	8/13 at 100.00	Aaa	2,172,187
2,110	5.000%, 8/15/17 - FSA Insured	8/13 at 100.00	Aaa	2,279,644
2,225	5.000%, 8/15/18 - FSA Insured	8/13 at 100.00	Aaa	2,398,617

2,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/24 -	8/15 at 100.00	Aaa	2,411,932
	FSA Insured

	Georgia - 0.6% (0.4% of Total Investments)

1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 - FSA Insured	11/14 at 100.00	AAA	1,064,320

1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public Safety	9/14 at 102.00	AAA	1,680,436
	Project, Series 2004, 5.250%, 9/01/23 - MBIA Insured

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 - MBIA Insured	5/14 at 100.00	AAA	1,856,008
1,135	5.250%, 5/01/20 - MBIA Insured	5/14 at 100.00	AAA	1,241,928
	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health
	Systems, Series 1996:
640	5.250%, 8/01/13 (Pre-refunded to 8/01/06) - MBIA Insured	8/06 at 102.00	AAA	668,179
1,250	5.250%, 8/01/13 - MBIA Insured	8/06 at 102.00	AAA	1,301,975

	Hawaii - 3.1% (2.0% of Total Investments)
24,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company	5/06 at 101.00	AAA	25,036,670
	Inc., Series 1996A, 6.200%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured
4,005	Hawaii, Highway Revenue Bonds, Series 2005A, 5.000%, 7/01/23 - FSA Insured	7/15 at 100.00	AAA	4,281,105
10,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2005A, 5.000%, 7/01/23 - MBIA	7/15 at 100.00	AAA	10,689,400
	Insured

	Idaho - 0.2% (0.1% of Total Investments)
730	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-1, 6.750%, 7/01/22	No Opt. Call	Aa1	740,118
660	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-2, 6.900%, 7/01/26	No Opt. Call	Aa1	685,522
	(Alternative Minimum Tax)
695	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	1/06 at 101.00	Aaa	709,720
	(Alternative Minimum Tax)

	Illinois - 5.8% (3.8% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 - FSA Insured	12/14 at 100.00	AAA	1,153,037
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Refunding Bonds, O'Hare
	International Airport, Series 2001E:
4,615	5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	4,987,707
4,870	5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	5,253,659
5,000	DuPage and Will Counties Community School District 204 - Indian Prairie, Illinois, General	12/11 at 100.00	AAA	5,381,250
	Obligation Bonds, Series 2001, 5.000%, 12/30/15 - FGIC Insured
4,020	Eastern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 1989, 0.000%,	10/05 at 79.43	AAA	3,176,081
	10/01/09 - MBIA Insured
10,000	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/08 at 101.00	AAA	10,588,000
	5/15/21 - MBIA Insured
2,095	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/07 at 100.00	Aaa	2,207,355
	5.800%, 6/01/30 - MBIA Insured
7,000	Illinois Health Facilities Authority, Revenue Bonds, Hospital Sisters Services Inc. Obligated	6/08 at 101.00	Aaa	7,320,320
	Group, Series 1998A, 5.000%, 6/01/18 - MBIA Insured
4,500	Illinois Health Facilities Authority, Revenue Bonds, Alexian Brothers Health System, Series 1999,	1/09 at 101.00	AAA	4,691,430
	5.000%, 1/01/19 - FSA Insured
22,410	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 - FGIC	2/12 at 100.00	AAA	23,537,671
	Insured
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 - FGIC Insured	12/14 at 100.00	AAA	4,525,867
2,365	5.000%, 12/01/23 - FGIC Insured	12/14 at 100.00	AAA	2,506,971

	Indiana - 3.1% (2.0% of Total Investments)
2,350	Cloverdale Multi-School Building Corporation, Putnam and Owen Counties, Indiana, First Mortgage	7/15 at 100.00	AAA	2,486,981
	Bonds, Series 2005, 5.000%, 7/15/24 - MBIA Insured
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage Bonds,	7/13 at 100.00	AAA	2,160,651
	Series 2003, 5.000%, 7/15/20 - FGIC Insured
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	3,482,863
	5.250%, 7/01/33 - MBIA Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 - AMBAC	No Opt. Call	AAA	6,862,200
	Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AAA	1,406,410
	Series 2004, 5.000%, 1/15/25 - FSA Insured
	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10
	Project, Series 2003:
3,110	5.000%, 1/15/21 - AMBAC Insured	7/13 at 100.00	AAA	3,275,763
5,000	5.000%, 1/15/28 - AMBAC Insured	7/13 at 100.00	AAA	5,221,750
10,000	Purdue University, Indiana, Student Fee Bonds, Series 2002O, 5.000%, 7/01/19 - MBIA Insured	1/12 at 100.00	AAA	10,655,600
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds,	7/13 at 100.00	AAA	4,002,363
	Series 2003, 5.000%, 7/15/16 - FSA Insured

	Kansas - 0.7% (0.4% of Total Investments)
1,055	Butler County Unified School District 394, Kansas, General Obligation Bonds, Series 2004, 5.000%,	9/14 at 100.00	AAA	1,134,273
	9/01/20 - FSA Insured
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 - FSA Insured	9/14 at 101.00	AAA	2,207,481
5,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series	9/09 at 100.00	AAA	5,381,200
	1999A, 5.650%, 9/01/29 - AMBAC Insured

	Kentucky - 1.8% (1.1% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series	6/14 at 100.00	Aaa	4,142,177
	2004, 5.000%, 6/01/20 - MBIA Insured
3,770	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AAA	4,026,775
	Series 2005B, 5.000%, 7/01/24 - AMBAC Insured
12,980	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	11/11 at 101.00	AAA	14,391,315
	Revenue Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured

	Louisiana - 2.6% (1.7% of Total Investments)
5,000	De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	5,545,500
	Project, Series 1999, 5.875%, 9/01/29 - AMBAC Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 -	11/14 at 100.00	AAA	3,306,355
	MBIA Insured
1,640	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	AAA	1,761,934
	5.250%, 7/01/24 - MBIA Insured
	Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 - FGIC Insured	5/15 at 100.00	AAA	2,555,208
4,415	5.000%, 5/01/26 - FGIC Insured	5/15 at 100.00	AAA	4,693,233
5,000	5.000%, 5/01/27 - FGIC Insured	5/15 at 100.00	AAA	5,311,000
6,895	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986, 5.950%,	12/05 at 103.00	AAA	7,170,662
	11/01/15 - FSA Insured
3,000	St. Charles Parish, Louisiana, Pollution Control Revenue Bonds, Louisiana Power and Light Company,	12/05 at 100.00	AAA	3,079,050
	Series 1991, 7.500%, 6/01/21 (Alternative Minimum Tax) - FSA Insured (a)

	Maine - 0.2% (0.2% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	AAA	3,138,600
	7/01/28 - FSA Insured

	Massachusetts - 5.2% (3.4% of Total Investments)
22,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series	1/12 at 101.00	AAA	24,340,275
	2002A, 5.375%, 1/01/42 - AMBAC Insured
8,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health Systems,	10/05 at 102.00	AAA	8,611,176
	Series 1995D, 6.000%, 10/01/13 - MBIA Insured
1,105	Massachusetts Housing Finance Agency, Housing Revenue Refunding Bonds, Series 1995A, 6.100%,	12/05 at 102.00	AAA	1,132,658
	12/01/16 - MBIA Insured
10,925	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%,	8/15 at 100.00	AAA	11,713,676
	8/15/22 (WI, settling 8/17/05) - FSA Insured

15,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23	1/14 at 100.00	AAA	16,594,500
	(Pre-refunded to 1/01/14) - FGIC Insured

	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1:
1,500	5.375%, 11/01/20 - AMBAC Insured	11/14 at 100.00	AAA	1,663,650
2,500	5.375%, 11/01/21 - AMBAC Insured	11/14 at 100.00	AAA	2,768,675

	Michigan - 7.6% (5.0% of Total Investments)

6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 - MBIA Insured	10/11 at 100.00	AAA	6,575,700

5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	6,865,300
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 - FSA Insured

	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A:
15,825	5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured	1/10 at 101.00	AAA	17,548,026
20,000	5.875%, 7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured	1/10 at 101.00	AAA	22,279,800

8,700	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%, 7/01/27 -	7/07 at 101.00	AAA	9,026,685
	MBIA Insured

8,000	Gaylord Community Schools, Otsego and Antrim Counties, Michigan, School Building and Site Refunding	5/07 at 37.75	AAA	2,863,360
	Bonds, Series 1992, 0.000%, 5/01/21 (Pre-refunded to 5/01/07) - MBIA Insured

1,875	Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, General Obligation Bonds,	5/15 at 100.00	AAA	1,999,350
	Series 2005, 5.000%, 5/01/23 - FGIC Insured

	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds, Series
	2003:
1,050	5.250%, 5/01/17 - AMBAC Insured	5/13 at 100.00	AAA	1,153,593
1,085	5.250%, 5/01/20 - AMBAC Insured	5/13 at 100.00	AAA	1,188,227

27,000	Okemos Public School District, Ingham County, Michigan, School Building and Site Bonds, Series	5/06 at 34.54	AAA	9,131,130
	1991I, 0.000%, 5/01/21 (Pre-refunded to 5/01/06) - MBIA Insured

10,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	10,786,200
	Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 - MBIA Insured

6,850	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series	12/08 at 101.00	AAA	7,250,862
	1998A, 5.375%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured

1,725	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series	5/15 at 100.00	AAA	1,839,402
	2005, 5.000%, 5/01/23 - FGIC Insured

	Minnesota - 1.1% (0.7% of Total Investments)

13,020	St. Paul Housing and Redevelopment Authority, Minnesota, GNMA Collateralized Multifamily Housing	12/11 at 102.00	Aaa	14,024,493
	Revenue Bonds, Marian Center Project, Series 2001A, 6.450%, 6/20/43

	Nebraska - 0.2% (0.1% of Total Investments)

	Nebraska Public Power District, General Revenue Bonds, Series 2005A:
1,000	5.000%, 1/01/24 - FSA Insured	1/15 at 100.00	AAA	1,065,300
1,000	5.000%, 1/01/25 - FSA Insured	1/15 at 100.00	AAA	1,063,690

	Nevada - 8.2% (5.4% of Total Investments)

12,105	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series	12/12 at 100.00	AAA	12,582,542
	2002, 5.000%, 6/01/32 - MBIA Insured

7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 -	7/14 at 100.00	AAA	7,832,099
	FGIC Insured

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier, Series 2000:
15,000	5.625%, 1/01/34 - AMBAC Insured	1/10 at 102.00	AAA	16,448,400
13,000	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	13,782,340

405	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1994B-1, 6.700%, 10/01/17	10/05 at 101.00	Aa2	409,682
315	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1994B-2, 6.950%, 10/01/26	10/05 at 101.00	Aa2	316,339
	(Alternative Minimum Tax)

40,285	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 - FGIC Insured	6/12 at 100.00	AAA	43,616,167

10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	10,500,700
	Corridor Project, Series 2002, 5.125%, 6/01/27 - AMBAC Insured

	New Jersey - 2.2% (1.5% of Total Investments)

	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project Consolidation,
	Series 2004:
2,000	5.125%, 10/01/21 - MBIA Insured	10/14 at 100.00	Aaa	2,160,860
2,250	5.125%, 10/01/22 - MBIA Insured	10/14 at 100.00	Aaa	2,425,590

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
3,850	5.000%, 7/01/22 - MBIA Insured	7/14 at 100.00	AAA	4,108,104
3,850	5.000%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	4,099,211

2,120	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004E, 5.000%,	7/14 at 100.00	AAA	2,270,308
	7/01/21 - FGIC Insured

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	8,828,325
2,000	5.000%, 1/01/23 - FSA Insured	7/13 at 100.00	AAA	2,120,100

2,795	Rutgers State University, New Jersey, Revenue Bonds, Series 2004E, 5.000%, 5/01/22 - FGIC Insured	5/14 at 100.00	AAA	2,983,607

	New Mexico - 0.3% (0.2% of Total Investments)

3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	3,874,842
	6/15/25 - MBIA Insured

	New York - 6.3% (4.1% of Total Investments)

8,685	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	9,269,066
	5.300%, 12/01/19 - FSA Insured

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
	2002A:
2,500	5.000%, 7/01/21 - FGIC Insured	7/12 at 100.00	AAA	2,664,575
5,000	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	5,292,150

2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	2,388,420
	5.000%, 11/15/30 - AMBAC Insured

10,525	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 - FGIC	4/15 at 100.00	AAA	11,175,129
	Insured

1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	1,601,760
	Fiscal Series 2005C, 5.000%, 6/15/25 - MBIA Insured

6,480	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/06 at 101.00	AAA	6,709,457
	Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005A:
2,750	5.000%, 2/15/23 - AMBAC Insured	2/15 at 100.00	AAA	2,929,273
1,100	5.000%, 2/15/24 - AMBAC Insured	2/15 at 100.00	AAA	1,170,818

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,065,190
	Improvements, Series 2005D, 5.000%, 2/15/23 - FGIC Insured

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,002,181
	Hospital, Series 2004, 5.000%, 8/01/23 - FGIC Insured

5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 - AMBAC	1/15 at 100.00	AAA	5,318,450
	Insured

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series
	2004A-1:
1,000	5.000%, 3/15/23 - FGIC Insured	3/14 at 100.00	AAA	1,062,190
5,000	5.000%, 3/15/25 - FGIC Insured	3/14 at 100.00	AAA	5,307,200

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
4,825	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	5,176,115
1,665	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,783,515

15,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AAA	15,664,800
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 - MBIA Insured

	North Carolina - 1.3% (0.9% of Total Investments)

	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 - FGIC Insured	5/14 at 100.00	AAA	2,254,527
2,575	5.000%, 5/01/26 - FGIC Insured	5/14 at 100.00	AAA	2,727,363

5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,464,900
	1/01/16 - FSA Insured

	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 - AMBAC Insured	5/15 at 100.00	Aaa	3,414,895
3,295	5.000%, 5/01/24 - AMBAC Insured	5/15 at 100.00	Aaa	3,505,353

	North Dakota - 0.8% (0.6% of Total Investments)

	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 - MBIA Insured	12/15 at 100.00	Aaa	2,357,628
1,355	5.000%, 12/15/23 - MBIA Insured	12/15 at 100.00	Aaa	1,451,842
3,000	5.000%, 12/15/24 - MBIA Insured	12/15 at 100.00	Aaa	3,209,190

3,600	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2005B,	8/15 at 100.00	AAA	3,822,732
	5.000%, 8/01/25 - MBIA Insured

	Ohio - 2.7% (1.8% of Total Investments)

2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 - FGIC	6/14 at 100.00	AAA	2,883,121
	Insured

2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,182,540
	5.250%, 12/01/25 - FSA Insured

2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/22 -	6/14 at 100.00	AAA	2,523,640
	AMBAC Insured

2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 -	6/15 at 100.00	Aaa	2,355,932
	MBIA Insured

20,100	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	21,620,967
	5.375%, 11/15/39 - AMBAC Insured

3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	3,163,980
	12/01/28 - FSA Insured

	Oklahoma - 1.5% (1.0% of Total Investments)

2,515	Oklahoma State University, Athletic Facilities Revenue Bonds, Series 2004, 5.000%, 8/01/34 - AMBAC	8/14 at 100.00	AAA	2,650,382
	Insured

5,880	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	No Opt. Call	AAA	5,971,552
	1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)

5,245	Oklahoma State Industries Authority, Revenue Bonds, Oklahoma Medical Research Foundation, Series	2/11 at 100.00	Aaa	5,600,821
	2001, 5.250%, 2/01/21 - AMBAC Insured

4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 - AMBAC	7/14 at 100.00	Aaa	5,207,155
	Insured

	Oregon - 0.5% (0.3% of Total Investments)

	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A:
2,535	5.000%, 5/01/25 - FSA Insured	5/15 at 100.00	AAA	2,688,494
2,115	5.000%, 5/01/30 - FSA Insured	5/15 at 100.00	AAA	2,229,231
1,470	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series	1/06 at 102.00	Aa2	1,501,105
	1995A, 6.450%, 7/01/26 (Alternative Minimum Tax)

	Pennsylvania - 0.9% (0.6% of Total Investments)

3,000	Cumberland Valley School District, Cumberland County, Pennsylvania, General Obligation Bonds,	11/15 at 100.00	Aaa	3,239,100
	Series 2005, 5.000%, 11/15/20 - FSA Insured

1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AAA	1,908,990
	2005A, 5.000%, 5/01/28 - MBIA Insured

6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series	8/15 at 100.00	Aaa	6,717,381
	2005B, 5.000%, 2/15/30 - FSA Insured

	Puerto Rico - 0.4% (0.2% of Total Investments)

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	AAA	2,208,240
	7/01/19 - FGIC Insured

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30 - XLCA	7/15 at 100.00	AAA	2,653,550
	Insured

	Rhode Island - 2.0% (1.3% of Total Investments)

2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Mortgage Revenue Refunding	1/06 at 101.00	AAA	2,220,352
	Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%, 7/01/25 - MBIA Insured

20,475	Rhode Island Depositors Economic Protection Corporation, Special Obligation Refunding Bonds, Series	2/11 at 100.00	AAA	22,392,484
	1993B, 5.250%, 8/01/21 (Pre-refunded to 2/01/11) - MBIA Insured

1,405	Rhode Island Health and Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	Aaa	1,564,201
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 - AMBAC Insured

	South Carolina - 4.1% (2.7% of Total Investments)

10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series 2002,	12/12 at 100.00	AAA	10,477,700
	5.000%, 6/01/27 - MBIA Insured

	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series
	2004A:
2,000	5.250%, 8/15/22 - MBIA Insured	8/14 at 100.00	AAA	2,161,320
2,105	5.250%, 8/15/23 - MBIA Insured	8/14 at 100.00	AAA	2,271,506

	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A:
9,190	0.000%, 1/01/13 (Pre-refunded to 7/01/09) - AMBAC Insured	7/09 at 76.63	AAA	6,172,739
4,855	0.000%, 1/01/13 - AMBAC Insured	No Opt. Call	AAA	3,462,586
7,955	0.000%, 1/01/13 - AMBAC Insured	No Opt. Call	AAA	5,637,868

3,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Oconee Memorial	9/05 at 102.00	AAA	3,067,680
	Hospital Inc., Series 1995, 6.150%, 3/01/15 - CONNIE LEE/AMBAC Insured

8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	8,600,960
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 - AMBAC Insured

10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	10,676,800
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 (Alternative Minimum Tax) - AMBAC Insured

	Tennessee - 0.5% (0.4% of Total Investments)

6,455	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%,	3/11 at 100.00	AAA	6,953,778
	3/01/18 (Alternative Minimum Tax)- FSA Insured

	Texas - 16.5% (10.8% of Total Investments)

	Austin, Texas, Tax and Revenue Solid Waste Certificates of Obligation, Series 2002:
2,150	5.375%, 9/01/18 (Pre-refunded to 9/01/12) - MBIA Insured	9/12 at 100.00	AAA	2,396,498
2,250	5.375%, 9/01/19 (Pre-refunded to 9/01/12) - MBIA Insured	9/12 at 100.00	AAA	2,507,963

22,650	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C,	5/08 at 102.00	AAA	24,040,937
	5.125%, 5/01/19 (Optional put 5/01/08) - AMBAC Insured
805	Capital Area Housing Finance Corporation, Texas, FNMA Backed Single Family Mortgage Revenue	4/12 at 106.00	AAA	824,590
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 (Alternative Minimum Tax) - AMBAC Insured

12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%, 11/01/35	11/09 at 100.00	AAA	13,711,000
	(Alternative Minimum Tax) - FGIC Insured

25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B,	11/11 at 100.00	AAA	26,204,500
	5.250%, 11/15/40 - MBIA Insured

	Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Series 1989:
9,000	0.000%, 8/15/18 (Pre-refunded to 8/15/09) - AMBAC Insured	8/09 at 53.84	AAA	4,224,240
39,000	0.000%, 8/15/19 (Pre-refunded to 8/15/09) - AMBAC Insured	8/09 at 50.26	AAA	17,087,850
7,280	0.000%, 8/15/20 (Pre-refunded to 8/15/09) - AMBAC Insured	8/09 at 46.91	AAA	2,977,666
5,085	0.000%, 8/15/21 (Pre-refunded to 8/15/09) - AMBAC Insured	8/09 at 43.80	AAA	1,941,555

6,570	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.375%, 3/01/19	3/11 at 100.00	AAA	7,229,431
	(Pre-refunded to 3/01/11) - FSA Insured

4,170	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 - FSA	7/10 at 100.00	AAA	4,497,053
	Insured

17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/11 at 100.00	AAA	18,613,875
	Project, Series 2001B, 5.250%, 9/01/33 - AMBAC Insured

4,671	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	4,968,029
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 - FGIC Insured	5/14 at 100.00	AAA	4,322,720
5,000	5.250%, 5/15/25 - MBIA Insured	5/14 at 100.00	AAA	5,395,750

23,865	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue	8/11 at 100.00	AAA	25,602,849
	Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

8,205	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	AAA	8,673,423
	5.000%, 5/15/21 - MBIA Insured

	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds, Series
	2001B:
3,205	5.500%, 10/01/18 (Alternative Minimum Tax) - FGIC Insured	10/11 at 100.00	AAA	3,479,124
3,375	5.500%, 10/01/19 (Alternative Minimum Tax) - FGIC Insured	10/11 at 100.00	AAA	3,663,664

7,205	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/15	7/11 at 101.00	AAA	7,809,283
	(Alternative Minimum Tax) - FGIC Insured

	Tarrant County Health Facilities Development Corporation, Texas, Revenue Bonds, Texas Health
	Resources System, Series 1997A:
2,900	5.250%, 2/15/22 - MBIA Insured	2/08 at 102.00	AAA	3,059,297
6,820	5.000%, 2/15/26 - MBIA Insured	2/08 at 101.00	AAA	6,989,954

7,960	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series	9/06 at 102.00	AAA	8,304,429
	1996D, 6.250%, 9/01/28 (Alternative Minimum Tax) - MBIA Insured

1,910	Waco, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004, 5.000%, 2/01/21 -	2/14 at 100.00	AAA	2,023,244
	MBIA Insured

1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/09 at 100.00	AAA	1,962,746
	Bonds, Series 2001, 5.375%, 11/15/24 - AMBAC Insured

	Utah - 0.3% (0.2% of Total Investments)

2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 - FGIC Insured	7/13 at 100.00	AAA	2,097,880

2,165	Utah Housing Finance Agency, FHA-Insured Section 8 Assisted Multifamily Housing Revenue Bonds,	1/06 at 100.00	AA	2,168,854
	Series 1992A, 7.400%, 7/01/24

	Virginia - 2.8% (1.8% of Total Investments)

8,000	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	8,462,960
	5.000%, 6/15/30 - MBIA Insured

1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AAA	1,131,234
	Facilities, Series 2003A, 5.250%, 12/15/20 - FSA Insured
4,840	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	5,249,077
	5.500%, 10/01/19 (Alternative Minimum Tax) - MBIA Insured
4,265	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2004A,	10/14 at 100.00	AAA	4,537,320
	5.000%, 10/01/20 - MBIA Insured
2,540	Spotsylvania County, Virginia, Water and Sewerage System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	2,709,647
	6/01/26 - FSA Insured
3,000	Upper Occoquan Sewerage Authority, Virginia, Regional Sewer Revenue Bonds, Series 2005, 5.000%,	7/15 at 100.00	AAA	3,229,620
	7/01/21 - FSA Insured
10,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.375%,	7/11 at 100.00	AAA	10,339,800
	7/01/36 - MBIA Insured

	Washington - 1.2% (0.8% of Total Investments)
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AAA	2,631,350
	Development, Series 2005A, 5.000%, 1/01/29 - FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,707,340
	5.000%, 10/01/24 - FGIC Insured
3,195	Kitsap County, Washington, Limited Tax General Obligation Bonds, Series 2000,5.500%, 7/01/25	7/10 at 100.00	AAA	3,515,650
	(Pre-refunded to 7/01/10) - AMBAC Insured
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series	1/06 at 100.00	AAA	5,105,865
	1989, 6.650%, 1/01/16 - FGIC Insured

	West Virginia - 0.8% (0.5% of Total Investments)
10,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, West Penn Power	11/05 at 100.00	AAA	10,026,700
	Company - Harrison Station, Series 1993B, 6.300%, 5/01/23 (Alternative Minimum Tax) - MBIA Insured

	Wisconsin - 3.9% (2.6% of Total Investments)
680	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A, 6.850%,	1/06 at 100.00	AAA	681,265
	11/01/12 - MBIA Insured
2,890	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 - FGIC Insured	5/14 at 100.00	AAA	3,157,815
10,945	Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 - MBIA Insured	5/14 at 100.00	AAA	11,691,882
15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/07 at 102.00	AAA	15,832,650
	1997, 5.750%, 2/15/27 - MBIA Insured
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	8/07 at 102.00	AAA	19,003,500
	Series 1997, 5.250%, 8/15/17 - MBIA Insured

$2,010,431	Total Long-Term Investments (cost $1,834,998,288) - 152.9%			1,970,352,197

	Other Assets Less Liabilities - (0.1)%			(1,445,216)

	Preferred Shares, at Liquidation Value - (52.8)%			(680,000,000)

	Net Assets Applicable to Common Shares - 100%			$1,288,906,981

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance
or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exemt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $1,834,212,222.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$137,523,790
Depreciation	(1,383,815)

Net unrealized appreciation of investments	$136,139,975

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Municipal Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.